SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Value Options Granted
	Year ended December 31
	2016	2015	2014
Dividend yield	0%	0%	0%
Expected volatility	63%	64%	71%
Risk-free interest rate	2.19%	2.07%	2.44%
Contractual term	10 years	10 years	10 years
Early exercise multiple	191%-215%	178%-203%	178%-203%

Schedule of Share Option Activity
	Year ended December 31
	2016		2015		2014
	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*
Outstanding at the beginning of the year	1,672,684	6.87	1,587,612	6.64	1,967,784	2.51
Granted	412,059	9.80	347,563	7.38	554,433	13.76
Exercised	(51,746)	3.69	(175,482)	3.04	(908,169)	1.94
Forfeited	(257,738)	11.96	(87,009)	12.55	(26,436)	9.73
Outstanding at the end of the year	1,775,259	6.90	1,672,684	6.87	1,587,612	6.64
Exercisable at the end of the year	1,061,474	4.91	987,568	4.22	1,039,011	2.87

* In dollars per share.

Schedule of Stock Options Outstanding by Exercise Price Range
	Options outstanding			Options exercisable
				Shares
	Shares upon		Aggregate	upon		Aggregate
	exercise of	Weighted	intrinsic	exercise of	Weighted	intrinsic
	options	average	value	options	average	value
	outstanding	remaining	(U.S.	outstanding	remaining	(U.S.
Exercise	at end of	contractual	dollars in	at end of	contractual	dollars in
prices *	year	life	thousands)	year	life	thousands)
0.0001	47,600	0.79	312	47,600	0.79	312
1.47	193,800	1.61	984	193,800	1.61	984
3.12	485,316	3.80	1,665	485,316	3.80	1,665
5.34	79,578	6.26	96	79,578	6.26	96
6.97	185,820	8.02	-	48,038	8.06	-
7.84	110,831	8.01	-	27,706	8.01	-
8.35	3,750	8.58	-	3,750	8.58	-
8.49	33,750	9.65	-	-	-
9.92	310,123	9.01	-	-	-
13.76	311,091	7.61	-	165,486	7.61	-
14	13,600	6.75	-	10,200	6.75	-
	1,775,259	6.02	3,057	1,061,474	4.39	3,057

* In dollars per share.

Summary of restricted share units
	Number of restricted share units upon exercise
	2016	2015	2014
Outstanding at the beginning of the year	333,274	269,231	-
Granted	222,927	167,898	277,249
Vested	(82,463)	(60,344)
Forfeited	(101,661)	(43,511)	(8,018)
Outstanding at the end of the year	372,077	333,274	269,231

Schedule of Stock-Based Compensation Expense
	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Cost of revenues	$140	$108	$51
Research and development expenses -net	358	255	103
Selling and marketing expenses	811	362	146
General and administrative expenses	1,271	908	552
	$2,580	$1,633	$852

Schedule of Accumulated Other Comprehensive Loss
	December 31
	2016	2015	2014
	U.S. dollars in thousands
Unrealized loss on marketable securities*	$(465)	$(284)	$(125)
Currency translation adjustment	(386)	(275)	(177)
Unrealized gain from cash flow hedge**	415	88	238
	$(436)	$(471)	$(64)

*
In the years ended December 31 2016 and 2015, an amount of $95,000 and $108,000, respectively, in respect of unrealized loss from marketable securities was reclassified from accumulated other comprehensive income (loss) into financial expenses.

**
In the year ended December 31, 2016, amounts of $65,000 and $(12,000) in respect of unrealized gain (loss) from cash flow hedge were reclassified from accumulated other comprehensive income (loss) into financial income and revenues, respectively.